Other Payables - Schedule of Accounts and Other Payables (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Other Payables [Abstract]
Commission payables	[1]	$ 9,910,364	$ 3,753,957
Other payables and accrued charges		361,516	811,448
Payable to securities brokers		3,862,960
Amount due to related company	[2]		460,115
Consideration payables			1,964,967
Wages payables	[3]	35,410	23,670
Total		$ 14,170,250	$ 7,014,157

[1]	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 16. Other payables are non-interest-bearing and are expected to be settled within one year.
[2]	The amount due to related company is unsecured, interest-free and repayable on demand.
[3]	The wages payable were the wages payables to the director of the Company.